Credit card receivables (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total receivables	$ 4,398,216	$ 1,730,357
Total	$ 21,751,226	$ 14,619,312
Total percentage	100.00%	100.00%
Installments Not Overdue Due [Member]
IfrsStatementLineItems [Line Items]
Total receivables	$ 19,376,582	$ 12,976,644
Total receivables percertage	89.00%	88.80%
Installments Not Overdue Due [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total receivables	$ 8,553,402	$ 5,988,227
Total receivables percertage	39.30%	41.00%
Installments Not Overdue Due [Member] | Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Total receivables	$ 3,643,369	$ 2,497,783
Total receivables percertage	16.80%	17.10%
Installments Not Overdue Due [Member] | Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total receivables	$ 2,179,330	$ 1,405,428
Total receivables percertage	10.00%	9.60%
Installments Not Overdue Due [Member] | Later than three months [member]
IfrsStatementLineItems [Line Items]
Total receivables	$ 5,000,481	$ 3,085,206
Total receivables percertage	22.90%	21.10%
Installments Overdue [Member]
IfrsStatementLineItems [Line Items]
Total receivables	$ 2,374,644	$ 1,642,668
Total receivables percertage	11.00%	11.20%
Installments Overdue [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total receivables	$ 584,397	$ 411,881
Total receivables percertage	2.70%	2.80%
Installments Overdue [Member] | Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Total receivables	$ 252,171	$ 176,988
Total receivables percertage	1.20%	1.30%
Installments Overdue [Member] | Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total receivables	$ 214,144	$ 147,486
Total receivables percertage	1.00%	1.00%
Installments Overdue [Member] | Later than three months [member]
IfrsStatementLineItems [Line Items]
Total receivables	$ 1,323,932	$ 906,313
Total receivables percertage	6.10%	6.10%